Employee Compensation - Summary of Changes in Number of Key Assumption (Parenthetical) (Detail) - Other employee future benefit plans [member]	Oct. 31, 2040	Oct. 31, 2031	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2016
Disclosure of defined benefit plans [line items]
Assumed overall health care cost trend rate			4.90%	5.20%	5.30%
Scenario, Forecast [Member] | Actuarial assumption of medical cost trend rates [member]
Disclosure of defined benefit plans [line items]
Assumed overall health care cost trend rate	4.10%	4.50%